Share-based payments, 2021 Executive Director Liquidity and Price Target Options (Details) - 2021 Executive Director Liquidity and Price Target Options [Member]			12 Months Ended
	Jan. 20, 2021 shares $ / shares	Jan. 20, 2021 shares $ / shares	Jun. 30, 2023
Share-based payments [Abstract]
Expiration date of share based payment arrangement grants			Dec. 20, 2025
Entities Controlled by Daniel Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.868	$ 5.005
Entities Controlled by William Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.868	$ 5.005